Allowance for Loan Losses - TDRs for which Allowance for Loan Losses Measured (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
Construction and Land Development [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		$ 237,883
Post-Modification Outstanding Recorded Investment		237,883
Residential, 1-4 Families [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	1
Pre-Modification Outstanding Recorded Investment	55,336	113,743
Post-Modification Outstanding Recorded Investment	55,336	116,438
Nonfarm, Nonresidential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	1
Pre-Modification Outstanding Recorded Investment	145,219	96,028
Post-Modification Outstanding Recorded Investment	145,219	96,028
Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	2
Pre-Modification Outstanding Recorded Investment	22,065	343,060
Post-Modification Outstanding Recorded Investment	$ 22,065	$ 343,060